Annual Total Returns- Vanguard High-Yield Tax-Exempt Fund (Retail) [BarChart] - Retail - Vanguard High-Yield Tax-Exempt Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.98%	9.36%	(3.22%)	11.62%	4.13%	0.83%	7.84%	1.29%	9.17%	5.39%